Shareholders' Equity (Details 5) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non-cash share-based compensation expense	$ 869	$ 2,342	$ 2,766	$ 3,654	$ 3,398
Cost of revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non-cash share-based compensation expense	9	11	16	62	108
Research and development, net [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non-cash share-based compensation expense	161	330	435	508	559
Sales and marketing, net [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non-cash share-based compensation expense	140	352	467	963	811
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non-cash share-based compensation expense	$ 559	$ 1,649	$ 1,848	$ 2,121	$ 1,920